Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Numerator:
Net loss	$ (23,568)	$ (41,368)
Add: Accretion of Series A Preferred Shares		(1,293)
Net loss attributable to ordinary shareholders of the Company	$ (23,568)	$ (42,661)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted net loss per share	283,008,578	237,907,456
Basic and diluted net loss per ordinary share	$ (0.08)	$ (0.18)